Concentration of credit risks	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of credit risks

Note  5.      Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Our cash and cash equivalents is mostly held with one large financial institution. Management believes that the financial institution that holds most of our cash and cash equivalents is financially sound and, accordingly, is subject to minimal credit risk. However, to the extent that such deposits exceed the maximum insurance levels, they are uninsured.

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. We generally do not require collateral on trade accounts receivable. Summarized below are the clients whose revenue was 10% or higher than the respective total consolidated net sales for the six months to June 30, 2025 and 2024, and the clients whose trade accounts receivable balances were 10% or higher than the respective total consolidated trade accounts receivable balance as at June 30, 2025 and December 31, 2024. In addition, we note that some of our clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in our customer orders which would adversely affect our operating results.

Revenue concentration (% of total net sales)	Unaudited 6 months ended June 30,
	2025	2024
International computer and hardware manufacturer	9%	22%
International electronic security systems manufacturer	—	—
International electronic components manufacturer	—	12%

Receivables concentration (% of total accounts receivable and maximum amount of loss due to credit risk)	As at June 30, 2025 (unaudited)		As at December 31, 2024
	%	USD’000%		USD’000
International computer and hardware manufacturer	2%	136	47%	1,804
International electronic security systems manufacturer	—	—	10%	400
International electronic components manufacturer	—	—	—	—